UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	06/30

Date of reporting period:	09/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund
September 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.4%	Rate (%)		Date	Amount ($)	Value ($)

California--87.1%
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)		3.87	10/7/07	3,920,000 a	3,920,000
California,
Economic Recovery Bonds		5.00	1/1/08	285,000	285,896
California,
GO (Kindergarten-University)
(LOC: California State
Teachers Retirement and
Citibank NA)		3.90	10/1/07	1,350,000 a	1,350,000
California,
GO Notes		5.50	10/1/07	600,000	600,000
California,
GO Notes		6.30	10/1/07	300,000	300,000
California,
GO Notes		7.20	5/1/08	100,000	101,984
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)		3.68	10/7/07	5,000,000 a	5,000,000
California,
GO Notes (Various Purpose)
(Insured; MBIA)		7.50	10/1/07	160,000	160,000
California,
GO Notes, Refunding		5.00	10/1/07	850,000	850,000
California,
Various Purpose GO Notes		11.00	12/1/07	600,000	607,040
California,
Various Purpose GO Notes		6.25	4/1/08	750,000	759,296
California,
Veterans GO Notes		4.65	12/1/07	100,000	100,172
California Department of Veteran
Affairs, Home Purchase Revenue		4.55	12/1/07	670,000	670,773
California Department of Water
Resources, Power Supply
Revenue (LOC; BNP Paribas)		3.97	10/1/07	1,650,000 a	1,650,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)		3.97	10/1/07	3,600,000 a	3,600,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Banks)		3.85	10/7/07	3,950,000 a	3,950,000
California Infrastructure and

Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	4.00	10/7/07	1,100,000 a	1,100,000
California Infrastucture and
Economic Development Bank,
Industrial Revenue (Nature
Kist Snacks Project) (LOC;
Wells Fargo Bank)	3.87	10/7/07	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Inc. Project)
(LOC; Bank of The West)	3.85	10/7/07	900,000 a	900,000
California Pollution Control
Financing Authority, RRR
(Wadham Energy Project)
(LOC; BNP Paribas)	3.82	10/7/07	2,500,000 a	2,500,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling Project)
(LOC; Union Bank of California)	3.87	10/7/07	3,435,000 a	3,435,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.85	10/7/07	2,000,000 a	2,000,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.87	10/7/07	2,000,000 a	2,000,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	3.87	10/7/07	3,910,000 a	3,910,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	3.87	10/7/07	1,700,000 a	1,700,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (Insured;
AMBAC)	4.25	7/1/08	3,000,000	3,013,639
California Statewide Communities
Development Authority,
California Communities TRAN
Program Note Participations
(Certain Local Agencies)
(Insured; FSA)	4.50	6/30/08	2,000,000	2,012,375
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)

(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.94	10/7/07	400,000 a,b	400,000
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	4.06	10/7/07	860,000 a	860,000
California Statewide Communities
Development Authority, Revenue
(House Ear Institute Project)
(LOC; City National Bank)	3.91	10/7/07	5,900,000 a	5,900,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	3.68	11/8/07	1,000,000	1,000,000
Fresno Unified School District,
GO Notes, Refunding (Insured;
MBIA)	5.85	2/1/08	100,000	100,667
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley and Co.)	3.93	10/7/07	5,000,000 a,b	5,000,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
IXIS Corporate and Investment
Bank)	3.94	10/7/07	3,920,585 a,b	3,920,585
Los Angeles County,
GO Notes, TRAN	4.50	6/30/08	1,550,000	1,558,916
Los Angeles County School and
Community College Districts,
Pooled TRANS Participation
Certificates (Los Angeles
County Schools Pooled
Financing Program)	4.50	6/30/08	1,915,000	1,926,975
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	3.69	11/15/07	1,000,000	1,000,000
Los Angeles Unified School
District, GO Notes, TRAN	4.25	12/3/07	400,000	400,379
Macon Trust Various Certificates
(Irvine Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	3.90	10/7/07	2,700,000 a,b	2,700,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	3.98	10/1/07	3,500,000 a	3,500,000
Modesto Irrigation District

Financing Authority, Domestic
Water Project Revenue
(Insured; MBIA and Liquidity
Facility; DEPFA Bank PLC)	3.91	10/7/07	3,950,000 a,b	3,950,000
Norco Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Norco Redevelopment
Project Area Number One)
(Insured; MBIA)	3.80	3/1/08	175,000	175,000
Pasadena Unified School District,
GO Notes, Refunding (Insured;
FGIC)	5.00	11/1/07	200,000	200,178
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.98	10/1/07	2,000,000 a	2,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.83	10/7/07	6,205,000 a,b	6,205,000
Puttable Floating Option Tax
Exempt Receipts (East Bay
Municipal Utility District,
Wastewater System Subordinated
Revenue) (Insured: AMBAC, FGIC
and MBIA and Liquidity
Facility; Merrill Lynch
Capital Services)	3.92	10/7/07	2,220,000 a,b	2,220,000
Ravenswood City School District,
GO Notes, TRAN	4.00	7/1/08	2,400,000	2,405,189
Sacramento Metropolitan Fire
District, GO Notes, TRAN	4.25	6/30/08	3,000,000	3,011,868
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	3.85	10/7/07	1,600,000 a	1,600,000
San Diego County and School
District, TRAN (Note Program
Note Participations)	4.50	6/30/08	2,620,000	2,636,591
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Insured; FGIC)	5.00	5/1/08	100,000	100,739
San Francisco City and County
Airport Commission, San
Francisco International

Airport Second Series Revenue
(Issue 15A) (Insured; FSA)	5.50	5/1/08	140,000	141,225
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA and Liquidity
Facility; Morgan Stanley Bank)	3.89	10/7/07	7,000,000 a,b	7,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	3.78	10/7/07	2,650,000 a	2,650,000

U.S. Related--12.3%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Insured; AMBAC
and Liquidity Facility; Branch
Banking and Trust Co.)	3.90	10/7/07	3,600,000 a,b	3,600,000
Guam,
Limited Obligation Section 30
Revenue (Insured; FSA)	3.70	12/1/07	225,000	225,007
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.92	10/7/07	6,000,000 a,b	6,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.50	7/1/08	135,000	136,766
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.75	7/1/08	240,000	243,524
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.00	7/1/08	190,000	191,770
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	5.50	7/1/08	500,000	507,500
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Authority, Higher
Education Revenue (Inter
American University of Puerto
Rico Project) (Insured; MBIA)	5.00	10/1/07	100,000	100,000
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	5.50	8/1/08	100,000	101,413
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia

Credit Locale)	3.89	10/7/07	4,500,000 a,b	4,500,000

Total Investments (cost $126,145,467)			99.4%	126,145,467
Cash and Receivables (Net)			.6%	778,911
Net Assets			100.0%	126,924,378

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $45,495,585 or 35.8% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA Government National Mortgage Association		GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund
September 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.2%	Rate (%)		Date	Amount ($)	Value ($)

ABN AMRO Munitops Certificates
Trust (Massachusetts Water
Resources Authority) (Insured;
FSA and Liquidity Facility;
ABN-AMRO)		3.91	10/7/07	5,845,000 a	5,845,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		3.77	10/7/07	4,240,000 a	4,240,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		3.77	10/7/07	6,000,000 a	6,000,000
Braintree,
GO Notes, BAN		4.00	11/14/07	4,500,000	4,502,620
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)		3.88	10/7/07	6,665,000 a	6,665,000
Eclipse Funding Trust
(Massachusetts Water Resources
Authority) (Insured; MBIA and
Liquidity Facility; U.S. Bank)		3.88	10/7/07	6,000,000 a	6,000,000
Littleton,
GO Notes, BAN		4.10	1/24/08	2,500,000	2,504,252
Massachusetts
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
JPMorgan Chase Bank)		3.91	10/7/07	3,995,000 a	3,995,000
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)		4.05	10/1/07	1,000,000 a	1,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Citibank NA)		3.86	10/7/07	4,000,000 a	4,000,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO
Notes (Liquidity Facility;
Westdeutsche Landesbank)		3.77	10/7/07	3,500,000 a	3,500,000
Massachusetts Development Finance
Agency, Higher Education

Revenue, Refunding (Smith
College Issue)	3.82	10/7/07	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	3.87	10/7/07	4,400,000 a	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children's Museum Issue) (LOC;
Royal Bank of Scotland)	3.84	10/7/07	2,500,000 a	2,500,000
Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment Center,
Inc. Project) (LOC; SunTrust
Bank)	3.86	10/7/07	1,700,000 a	1,700,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	3.90	10/7/07	3,250,000 a	3,250,000
Massachusetts Development Finance
Agency, Revenue (Elderhostel,
Inc. Issue) (LOC; Royal Bank
of Scotland PLC)	3.87	10/7/07	3,045,000 a	3,045,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Banknorth, N.A.)	3.86	10/7/07	2,750,000 a	2,750,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	3.86	10/7/07	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.84	10/7/07	1,330,000 a	1,330,000
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.85	10/7/07	3,745,000 a	3,745,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	3.88	10/7/07	3,000,000 a	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	3.60	1/10/08	3,000,000	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	3.85	10/7/07	2,500,000 a	2,500,000
Massachusetts Health and

Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.96	10/1/07	1,800,000 a	1,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	4.00	10/1/07	1,500,000 a	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center)
(LOC; TD Banknorth, N.A.)	3.87	10/7/07	1,600,000 a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	3.71	10/1/07	1,200,000 a	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	3.74	10/7/07	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System - Capital
Asset Program Issue) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.86	10/7/07	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	3.84	10/7/07	6,000,000 a	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.84	10/7/07	4,400,000 a	4,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.91	10/7/07	4,485,000 a	4,485,000
Massachusetts Health and
Educational Facilities

Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	3.82	10/7/07	2,400,000 a	2,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	3.80	10/7/07	4,475,000 a	4,475,000
Massachusetts School Building
Authority, CP (LOC; Bank of
Nova Scotia)	3.55	3/12/08	2,000,000	2,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Bayerische
Landesbank)	3.86	10/7/07	3,700,000 a	3,700,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.88	10/7/07	2,600,000 a	2,600,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	4.05	10/1/07	700,000 a	700,000
Northborough-Southborough Regional
School District, GO Notes, BAN	4.00	10/25/07	2,500,000	2,500,761
University of Massachusetts
Building Authority, Project
and Refunding Revenue
(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	3.86	10/7/07	3,000,000 a	3,000,000

Total Investments (cost $134,832,633)			99.2%	134,832,633
Cash and Receivables (Net)			.8%	1,037,365
Net Assets			100.0%	135,869,998
a Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund
September 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.7%	Rate (%)		Date	Amount ($)	Value ($)

New York--97.8%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)		3.93	10/7/07	1,545,000 a	1,545,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth,
N.A.)		3.92	10/7/07	3,700,000 a	3,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Banknorth,
N.A.)		3.87	10/7/07	6,390,000 a	6,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)		3.92	10/7/07	1,355,000 a	1,355,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		3.92	10/7/07	4,245,000 a	4,245,000
Alexandria Bay,
GO Notes, BAN		4.25	9/18/08	2,000,000	2,008,360
Amsterdam Enlarged City School
District, GO Notes, BAN		4.00	7/3/08	1,346,000	1,348,436
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)		3.99	10/7/07	1,300,000 a	1,300,000
Avoca Central School District,
GO Notes, BAN		4.00	6/26/08	2,000,000	2,002,830
Chautauqua County,
GO Notes, TAN		4.00	12/21/07	1,170,000	1,171,006
Cincinnatus Central School
District, GO Notes, BAN		4.00	6/18/08	3,100,000	3,105,306
Colonie,
GO Notes, BAN		4.00	4/4/08	1,500,000	1,501,847
Colonie,
GO Notes, BAN		4.25	4/4/08	7,000,000	7,015,393
Erie County Industrial Development

Agency, IDR (Luminescent
System Inc. Project) (LOC;
HSBC Bank USA)	4.00	10/7/07	3,995,000 a	3,995,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,003,430
Goldman Sachs Pool Trust
(Riverhead Industrial
Development Authority, MFHR
(Riverhead Village
Preservation, L.P. Project))
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC; Ixis
Corporate and Investment Bank)	3.94	10/7/07	2,600,000 a,b	2,600,000
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,400,000	2,407,828
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.91	10/7/07	21,800,000 a,b	21,800,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility; Morgan
Stanley Bank)	3.93	10/7/07	10,000,000 a,b	10,000,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	3.99	10/7/07	1,180,000 a	1,180,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.93	10/7/07	6,790,000 a,b	6,790,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.72	10/11/07	4,000,000	4,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.71	12/6/07	1,000,000	1,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.72	12/14/07	5,000,000	5,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	3.90	10/7/07	2,000,000 a,b	2,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.89	10/7/07	2,500,000 a	2,500,000

Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.89	10/7/07	5,345,000 a	5,345,000
Monroe County Industrial
Development Agency, IDR (2883
Associates LP) (LOC; HSBC Bank
USA)	4.00	10/7/07	895,000 a	895,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions
Inc. Facility) (LOC; M&T Bank)	4.06	10/7/07	285,000 a	285,000
Nassau County,
GO Notes, TAN	4.25	9/30/07	5,000,000	5,000,000
New York City
(LOC; Bank of America)	4.02	10/1/07	4,600,000 a	4,600,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.72	11/8/07	4,500,000	4,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	3.92	10/7/07	4,000,000 a	4,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	3.87	10/7/07	3,400,000 a	3,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	3.87	10/7/07	1,570,000 a	1,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.86	10/7/07	4,200,000 a	4,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.89	10/7/07	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	3.87	10/7/07	4,000,000 a	4,000,000

New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	3.87	10/7/07	3,105,000 a	3,105,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies Inc. Project)
(LOC; Allied Irish Banks)	3.87	10/7/07	3,000,000 a	3,000,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
N.A.)	3.97	10/7/07	3,645,000 a	3,645,000
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project) (LOC; Citibank NA
and Liquidity Facility;
Citibank NA)	3.91	10/7/07	700,000 a,b	700,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	3.91	10/7/07	5,000,000 a	5,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	3.91	10/1/07	1,000,000 a	1,000,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.93	10/7/07	18,080,000 a,b	18,080,000
New York State
(LOC; Dexia Credit Locale)	3.70	12/4/07	3,000,000	3,000,000
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	4.05	10/1/07	6,100,000 a	6,100,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.87	10/7/07	9,600,000 a	9,600,000
New York State Energy Research and
Development Authority,
Facilities Revenue
(Consolidated Edison Company
of New York, Inc. Project)

(LOC; Citibank NA)	3.84	10/7/07	5,000,000 a	5,000,000
New York State Housing Finance
Agency, Housing Revenue (250
West 93rd Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.85	10/7/07	4,000,000 a	4,000,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.95	10/7/07	2,300,000 a	2,300,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC)	3.85	10/7/07	4,600,000 a	4,600,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.90	10/7/07	9,400,000 a	9,400,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	3.94	10/7/07	5,000,000 a,b	5,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.92	10/7/07	10,730,000 a	10,730,000
Newburgh Industrial Development
Agency, MFHR (Belvedere
Housing Project) (Liquidity
Facility; Merrill Lynch)	4.04	10/7/07	6,100,000 a,b	6,100,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,200,000	1,202,062
Olean,
GO Notes RAN	4.00	8/14/08	1,800,000	1,803,003
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	3.93	10/7/07	1,365,000 a	1,365,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.25	6/27/08	1,950,000	1,954,146
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	3,900,000	3,915,213
Port Authority of New York and New
Jersey (Consolidated Bonds,
148th Series) (Insured; FSA
and Liquidity Facility; Morgan
Stanley Bank)	3.90	10/7/07	6,875,000 a,b	6,875,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.75	11/15/07	2,200,000	2,200,000
Putnam County,

GO Notes, TAN	4.00	11/15/07	2,800,000	2,801,340
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.89	10/7/07	8,025,000 a	8,025,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	3.88	10/7/07	6,340,000 a	6,340,000
Rockland County Industrial
Development Agency, IDR
(Intercos America Inc.
Project) (LOC; HSBC Bank USA)	4.00	10/7/07	3,800,000 a	3,800,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.92	10/7/07	10,605,000 a	10,605,000
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,000,000	1,001,293
Syracuse Industrial Development
Agency, Civic Facility
Revenue, Refunding (Crouse
Health Hospital, Inc. Project)
(LOC; M&T Bank)	3.97	10/7/07	4,000,000 a	4,000,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; HSBC Bank USA)	3.88	10/7/07	4,150,000 a	4,150,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.93	10/7/07	4,610,000 a,b	4,610,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	2,000,000	2,002,898
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.86	10/7/07	2,900,000 a	2,900,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	3.87	10/7/07	6,800,000 a	6,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity

Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.93	10/7/07	8,330,000 a,b	8,330,000

U.S. Related--1.9%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.92	10/7/07	2,000,000 a,b	2,000,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	3.89	10/7/07	4,400,000 a	4,400,000

Total Investments (cost $335,199,391)			99.7%	335,199,391
Cash and Receivables (Net)			.3%	859,312
Net Assets			100.0%	336,058,703

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $94,885,000 or 28.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)